Intangible Assets - Schedule of Intangible assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Intangible Asset, Excluding Goodwill, after Accumulated Amortization [Abstract]
Customer relationships	$ 6,710	¥ 45,700
Systems software	2,236	15,228	15,228
Trademark	19	132	132
Less: accumulated amortization	(1,490)	(10,146)	(6,999)
Intangible assets, net	$ 7,475	¥ 50,914	¥ 8,361